Note 3 - Government Grants	12 Months Ended
Dec. 31, 2011
Government Grants [Text Block]
3.           Government Grants

NIH Grant

In September 2007, the NIH awarded us an Integrated Preclinical/Clinical AIDS Vaccine Development (IPCAVD) grant to support our HIV/AIDS vaccine program.  The project period for the grant covers a five-year period which commenced October 2007, with an aggregate award of $20.4 million.  As of December 31, 2011, there is approximately $3.9 million of unused grant funds remaining and available for use through August 31, 2012 (the end of the original project period).  We are utilizing this funding to further our HIV/AIDS vaccine development, optimization and production.  We record revenue associated with the grant as the related costs and expenses are incurred and such revenue is reported as a separate line item in our statements of operations.  During 2011, 2010, and 2009, we recorded $4,899,885, $4,940,778, and $3,668,195, respectively, of revenue associated with this grant.

QTDP Grant

In November 2010, we were awarded a one-time grant of $244,479 pursuant to the Qualifying Therapeutic Discovery Project (QTDP) program enacted as part of the Patient Protection and Affordable Care Act of 2010.  The QTDP program was intended to provide incentive to smaller companies who are focusing on innovative therapeutic discoveries.  We received the full amount of the grant during 2010, which is recorded as revenue for 2010 in the accompanying Consolidated Statement of Operations.